Bank loans - Short term debt on Debt Maturities (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Short-Term Debt [Line Items]
Loan amount	¥ 28,588,095	$ 3,933,853
Total Long-term bank loans	¥ 19,051,489	2,621,572
Shenzhen Qianhai Weiyou Bank Co., Ltd.
Short-Term Debt [Line Items]
Loan commencement date	Jul. 04, 2023
Loan maturity date	Jul. 04, 2025
Loan amount	¥ 588,095	$ 80,925
Effective interest rate	4.68%	4.68%
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch Commenced on 2024/4/17
Short-Term Debt [Line Items]
Loan commencement date	Apr. 17, 2024
Loan maturity date	Apr. 16, 2025
Loan amount	¥ 1,000,000	$ 137,605
Effective interest rate	4.20%	4.20%
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch Commenced on 2024/4/26
Short-Term Debt [Line Items]
Loan commencement date	Apr. 26, 2024
Loan maturity date	Apr. 26, 2025
Loan amount	¥ 2,000,000	$ 275,209
Effective interest rate	4.20%	4.20%
Sichuan Xinwang Bank Co., Ltd.
Short-Term Debt [Line Items]
Loan commencement date	Mar. 11, 2023
Loan maturity date	Jun. 21, 2026
Loan amount	¥ 19,051,489	$ 2,621,572
Sichuan Xinwang Bank Co., Ltd. | Maximum
Short-Term Debt [Line Items]
Effective interest rate	11.50%	11.50%
Sichuan Xinwang Bank Co., Ltd. | Minimum
Short-Term Debt [Line Items]
Effective interest rate	11.00%	11.00%
Beijing Bank Co., Ltd. Ma Jiapu Branch Commenced on 2023/10/17
Short-Term Debt [Line Items]
Loan commencement date	Oct. 17, 2023
Loan maturity date	Oct. 17, 2024
Loan amount	¥ 10,000,000	$ 1,376,046
Effective interest rate	3.45%	3.45%
Beijing Bank Co., Ltd. Ma Jiapu Branch Commenced on 2024/4/30
Short-Term Debt [Line Items]
Loan commencement date	Apr. 30, 2024
Loan maturity date	Apr. 30, 2025
Loan amount	¥ 10,000,000	$ 1,376,046
Effective interest rate	3.45%	3.45%
Postal Savings Bank of China Limited
Short-Term Debt [Line Items]
Loan commencement date	Nov. 17, 2023
Loan maturity date	Nov. 16, 2024
Loan amount	¥ 5,000,000	$ 688,023
Effective interest rate	4.50%	4.50%